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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
                -------------------------------------------------
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY           10105
-----------------------------------------------------         ---------
      (Address of principal executive offices)                (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

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ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED).

The Registrant's Consolidated Schedule of Investments as of September 30, 2006 is as follows:

                                                                                   NUMBER OF
                                                                                     SHARES,       DIVIDENDS,
                      %OF                                                          PRINCIPAL/     INTEREST AND
                   CONTROLLED               NAME OF ISSUE OR NATURE OF              NOTIONAL     REALIZED GAINS
CONTROLLED         AFFILIATE    COST(c)(d)  INDEBTEDNESS HELD BY CONTROLLED          AMOUNT        AND LOSSES     FAIR VALUE
AFFILIATE (a)        OWNED       (000s)     AFFILIATE                                (000s)          (000s)         (000s)
----------------   ----------   ---------   ------------------------------------   -----------   --------------   ----------
FRIT Capital              100%  $  22,500   U.S. Government treasury
Trading LLC                                 securities; 4.82%; sold October        $ 2,226,000   $       11,043   $2,203,727
                                            2006

                                            Repurchase agreements with Goldman     $(2,181,690)         (13,273)  (2,181,690)
                                            Sachs & Co. and Deutsche Bank;
                                            5.2%; repaid October 2006

                                            Cash at custodial account              $       462               -           462

Fortress                   92%          -   Cash                                   $         2                1            2
Brookdale
Acquisition LLC

FRIT Palazzo Due          100%          -   Palazzo Finance Due S.p.A. Class D     E    11,475            1,004       19,638
LLC                                         Asset Backed Floating Rate (Euribor
                                            + 9%) Notes; due 2031

FRIT Ital SL              100%          -   Italfondiario SpA, an Italian                    -           30,448
                                            holding company, common stock

Portland                  100%     16,591   168,000 square foot building in                  -                -       12,000
Acquisition I                               Portland, Oregon
LLC

Ital SP                   100%      4,561   Undivided net interest in                      N/A                -       12,134
Acquisition GP                              approximately 6,600 Italian
LLC, SPGP LLC,                              defaulted secured loans
FRIT Ital SP
Acquisition LP
and FRIT SP LP

NCS I LLC                  42%      3,349   NCS Holding Company, a speciality                1            3,542       22,443
                                            finance company and loan servicer,
                                            common stock

FRIT Holdings             100%     15,035   Global Signal Inc., a provider of           19,659          216,945      994,369
LLC                                         telecommunications rental space,
                                            common stock (e)

                                            LIBOR interest rate cap at 3.00%;                -              960
                                            matured June 2006

                                            Cash collateral for margin loan (e)    $     6,767              367        6,767

                                            Mapeley Limited, a British real              6,740           74,235      426,908
                                            estate operating company, common
                                            stock (e)

                                            Restricted cash                        $     5,815              125        5,815

                                            Royal Bank of Scotland swaps                     -            2,102        1,498
                                            related to FRIT Palazzo Due LLC

 See notes to consolidated schedule of investments.

                                                                                    NUMBER OF
                                                                                     SHARES,       DIVIDENDS,
                      %OF                                                          PRINCIPAL/     INTEREST AND
                   CONTROLLED               NAME OF ISSUE OR NATURE OF              NOTIONAL     REALIZED GAINS
CONTROLLED         AFFILIATE    COST(c)(d)  INDEBTEDNESS HELD BY CONTROLLED          AMOUNT        AND LOSSES     FAIR VALUE
AFFILIATE (a)        OWNED       (000s)     AFFILIATE                                (000s)          (000s)         (000s)
---------------   -----------   ---------   ------------------------------------   -----------   --------------   ----------
                                            Brookdale Senior Living Inc.,                7,400           25,082      343,508
                                            an owner and operator of senior
                                            living facilities, common stock (e)

                                            Dividends receivable                   $     2,960                -        2,960

                                            Margin loan payable; 3-month           $   525,000          (12,487)    (524,565)
                                            LIBOR plus 3.5% and due June
                                            2007

Ital                      100%      1,248   100% net economic interest in                    -               80       64,016
Investment                                  Palazzo Finance Quattro
Holdings II                                 Limited, an owner of
LLC and Ital                                approximately 4,300
Tre Investors                               nonperforming Italian secured
LP                                          loans on real estate, subject
                                            to a E 255 million loan from
                                            Lehman Brothers, bearing
                                            interest at 3-month Euribor
                                            plus 1.50% and due June 2008

                                            Cash                                   $       110                -          110

Direct                      -           -   Global Signal Inc., a provider                 644                -       20,981
investments                                 of telecommunication rental
of FRIT                                     space, options

                                       23   Global Signal Inc., a provider                   3                5          148
                                            of telecommunication rental
                                            space, common stock

                                    6,445   Brookdale Senior Living Inc.,                1,702            1,866       79,040
                                            an owner and operator of senior
                                            living facilities, common stock
                                ---------                                                        --------------   ----------
                  Total
                  Investments
                  (b)           $  69,752                                                        $      342,045   $1,510,271
                                =========                                                        ==============   ==========

 See notes to consolidated schedule of investments.

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEPTEMBER 30, 2006

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $(330.7) million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,841.0 million (gross unrealized appreciation of $1,878.1 million and gross unrealized depreciation of $37.1 million).

(c)   Net of returns of capital.

(d)   Purchases/fundings occurred throughout the period.

(e)   These assets serve as collateral for the margin loan.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(A)(l) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust

By: /s/ Jeffrey Rosenthal
    -----------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    -----------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: November 29, 2006

By: /s/ Jeffrey Rosenthal
    -----------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2006